Provision for Decommissioning Costs - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Increase to provision	$ 4,129